Leases - Future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥)
Leases
Total minimum lease payments	¥ 123,516
Less: Sublease rental income	(14,582)
Net minimum lease payments	¥ 108,934